Stock Compensation Plan (Details 3) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Stock based compensation expense	$ 513,227	$ 1,999,313
General and administrative [Member]
Stock based compensation expense	513,227	1,798,043
Research and development [Member]
Stock based compensation expense	$ 0	$ 201,270